Notes to the Consolidated Statements of Financial Position (Details) - Schedule of Lease Liabilities - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Lease Liabilities [Abstract]
As of January 1	€ 1,356,684	€ 1,432,526
Additions	140,128	281,429
Derecognition	(20,555)	(20,555)
Payments	(353,422)	(343,874)
Short-term liability for accrued interest expense	(396)	304
Foreign exchange difference	(2,391)	6,854
As of December 31	€ 1,120,048	€ 1,356,684